Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables

	December 31, 2014	December 31, 2013
Product sale trade receivables	86.4	110.9
Other trade receivables	14.0	16.7
Deposits	0.3	5.1
Value added tax	39.9	57.7
Payroll debtors	8.2	3.7
Prepayments	64.2	68.2
Other	13.5	10.3

	226.5	272.6